Inventories, Net (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Inventories, Net [Abstract]
Inventory	$ 1,427,716	$ 4,388,990
Percentage of Inventory		67.00%	67.00%
Inventory falling price, percentage	10.00%
Inventory underwent an impairment		$ 220,000	¥ 1,544,509